MARKETABLE SECURITIES (Details Narrative) - Carlyle Commodities Corp. Shares [Member] - CAD ($)	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Statement [Line Items]
Shares/Warrants held	550,000
Fair value	$ 96,837		$ 139,284
Fair value increase/decrease	$ (42,447)	$ (58,638)